Transactions - Public Warrants (Details) - Public Warrants	Dec. 31, 2021 $ / shares shares
Class of Warrant or Right
Class of warrant or right, number of securities called by warrants or rights (shares) | shares	1
Exercise price (usd per shares) | $ / shares	$ 11.50